Other Balance Sheet Information (Details 2) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other:
Prepaid insurance	$ 19,236	$ 24,576	$ 10,679
Deferred closing costs		83,941
Other		50,332	$ 42,280
Prepaid expenses and other	411,464	158,849	52,959
Property and equipment:
Computers and office equipment		67,217	60,653
Machinery and equipment		$ 112,421	112,421
Leasehold improvements			25,171
Less: accumulated depreciation and amortization		$ (167,911)	(162,816)
Property and equipment, net	5,712	11,727	35,429
Accrued expenses and other:
Professional fees	$ 23,598	47,028	51,646
Accrued dividends Series B Preferred Stock		588,588	$ 122,876
Deferred salary		63,542
Accrued interest on Notes Payable		53,749
Research and development		170,292	$ 35,988
Other		151,412	29,163
Accrued expenses		$ 1,074,611	$ 239,673